Employee Stock Incentive Plans - Summary of General Terms of Grants Under Restricted Stock Unit Option Plans (Parenthetical) (Detail)	Mar. 31, 2025 shares
WSRUP 2005 Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options reserved under the plan for migration	23,000,000
WSRUP 2007 Plan
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options reserved under the plan for migration	32,000,000